Derivatives and Fair Value of Financial Instruments - Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets:
Trading securities	$ 1,336	$ 1,576
Liabilities:
Decrease in contingent consideration liability	1
Commodities
Assets:
Margin account	15	20
Domestic equity securities
Assets:
Trading securities	632	752
Domestic debt securities
Assets:
Trading securities	268	439
Foreign equity securities
Assets:
Trading securities	218	319
Money market funds held in trading accounts
Assets:
Trading securities	146	10
High yield securities
Assets:
Trading securities	19	21
Foreign debt securities
Assets:
Trading securities	16
Recurring basis | Level 1
Assets:
Total Assets	1,282	1,596
Liabilities:
Liabilities	4	6
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	4	4
Liabilities:
Derivatives	4	6
Recurring basis | Level 1 | Domestic equity securities | Short term investments
Assets:
Trading securities	632	752
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	32	35
Recurring basis | Level 1 | Domestic debt securities | Short term investments
Assets:
Trading securities	215	438
Recurring basis | Level 1 | Foreign equity securities | Short term investments
Assets:
Trading securities	218	319
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	3	4
Recurring basis | Level 1 | Money market funds held in trading accounts | Short term investments
Assets:
Trading securities	146	10
Recurring basis | Level 1 | Money market funds held in trading accounts | Other current assets
Assets:
Trading securities	5	5
Recurring basis | Level 1 | High yield securities | Short term investments
Assets:
Trading securities	7	21
Recurring basis | Level 1 | Foreign debt securities | Short term investments
Assets:
Trading securities	2
Recurring basis | Level 1 | Term deposits | Short term investments
Assets:
Trading securities	9
Recurring basis | Level 1 | Other trading investments | Short term investments
Assets:
Trading securities	5	6
Recurring basis | Level 1 | Fixed income securities | Other current assets
Assets:
Trading securities	3	2
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities	1
Recurring basis | Level 2
Assets:
Total Assets	111	33
Liabilities:
Liabilities	5	6
Recurring basis | Level 2 | Commodities
Assets:
Derivatives	2
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives	2	3
Liabilities:
Derivatives		6
Recurring basis | Level 2 | Domestic debt securities | Short term investments
Assets:
Trading securities	53	1
Recurring basis | Level 2 | Collateralized loan obligations | Short term investments
Assets:
Trading securities	28	29
Recurring basis | Level 2 | High yield securities | Short term investments
Assets:
Trading securities	12
Recurring basis | Level 2 | Foreign debt securities | Short term investments
Assets:
Trading securities	14
Recurring basis | Level 2 | Other trading investments | Short term investments
Liabilities:
Liabilities	5
Recurring basis | Level 3
Liabilities:
Contingent consideration	13
Liabilities	13
Recurring basis | Fair Value
Assets:
Total Assets	1,393	1,629
Liabilities:
Contingent consideration	13
Liabilities	22	12
Recurring basis | Fair Value | Commodities
Assets:
Derivatives	6	4
Margin account	15	20
Derivative assets and liabilities, net basis	17	18
Liabilities:
Derivatives	4	6
Recurring basis | Fair Value | Foreign currencies
Assets:
Derivatives	2	3
Liabilities:
Derivatives		6
Recurring basis | Fair Value | Domestic equity securities | Short term investments
Assets:
Trading securities	632	752
Recurring basis | Fair Value | Domestic equity securities | Other current assets
Assets:
Trading securities	32	35
Recurring basis | Fair Value | Domestic debt securities | Short term investments
Assets:
Trading securities	268	439
Recurring basis | Fair Value | Foreign equity securities | Short term investments
Assets:
Trading securities	218	319
Recurring basis | Fair Value | Foreign equity securities | Other current assets
Assets:
Trading securities	3	4
Recurring basis | Fair Value | Money market funds held in trading accounts | Short term investments
Assets:
Trading securities	146	10
Recurring basis | Fair Value | Money market funds held in trading accounts | Other current assets
Assets:
Trading securities	5	5
Recurring basis | Fair Value | Collateralized loan obligations | Short term investments
Assets:
Trading securities	28	29
Recurring basis | Fair Value | High yield securities | Short term investments
Assets:
Trading securities	19	21
Recurring basis | Fair Value | Foreign debt securities | Short term investments
Assets:
Trading securities	16
Recurring basis | Fair Value | Term deposits | Short term investments
Assets:
Trading securities	9
Recurring basis | Fair Value | Other trading investments | Short term investments
Assets:
Trading securities	5	6
Liabilities:
Liabilities	5
Recurring basis | Fair Value | Fixed income securities | Other current assets
Assets:
Trading securities	3	$ 2
Recurring basis | Fair Value | Other | Other current assets
Assets:
Trading securities	$ 1